Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Other Income and Expenses [Abstract]
Loss from conversion of 2017 Notes			¥ (18,375)
Loss from conversion of Onshore Convertible Loans			(8,548)
Loss from issuance of 2018 Notes			(5,081)
Loss on termination agreement with Everest	¥ (23,039)	$ (3,309)
Fair value change of short-term investments	703	101
Income from other financial assets			13,622	¥ 5,572
Net foreign exchange gains (losses)	1,619	233	742	(3,873)
Subsidy income	568	82	750
Fair value change of other financial assets	42	6
Others	(98)	(15)	110	(172)
Other Income (Expenses), Net	¥ (20,205)	$ (2,902)	¥ (16,780)	¥ 1,527